Note 5 - Balance Sheet Components	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]

5. Balance Sheet Components

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	March 31, 2023	December 31, 2022
Prepaid clinical development expenses	$1,091	$1,128
Prepaid insurance expenses	606	970
Other prepaid expenses and current assets	426	520
Total prepaid expenses and other current assets	$2,123	$2,618

Property and Equipment, Net

We moved to a new office in March 2023 and do not use any significant property and equipment as of March 31, 2023. Laboratory equipment was sold for $150,000 and remaining property and equipment were disposed during the three months ended March 31, 2023. Gain on disposals was approximately $16,000 for the three months ended March 31, 2023. Property and equipment, net consists of the following (in thousands):

	March 31, 2023	December 31, 2022
Laboratory equipment	$-	$909
Furniture and fixtures	-	28
Office equipment	-	25
Software	-	12
Total property and equipment	-	974
Less: accumulated depreciation	-	(824)
Total property and equipment, net	$-	$150

Depreciation expense for property and equipment was $17,000 and $28,000 for the three months ended March 31, 2023 and 2022, respectively.

Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	March 31, 2023	December 31, 2022
Accrued clinical trial and manufacturing costs	$4,201	$4,340
Accrued personnel costs	494	497
Other accrued liabilities	799	522
Total accrued liabilities	$5,494	$5,359

5. Balance Sheet Components

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2022	2021
Prepaid clinical development expenses	$1,128	$776
Prepaid insurance expenses	970	56
Deferred financing costs	261	467
Other prepaid expenses and current assets	259	382
Total prepaid expenses and other current assets	2,618	1,681

Property and Equipment, Net

Property and equipment, net consists of the following (in thousands):

	December 31,
	2022	2021
Laboratory equipment	$909	$943
Furniture and fixtures	28	28
Office equipment	25	25
Software	12	12
Total property and equipment	974	1,008
Less: accumulated depreciation	(824)	(763)
Total property and equipment, net	$150	$245

Depreciation expense for property and equipment was $110,000 and $105,000 for the years ended December 31, 2022 and 2021, respectively.

Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	December 31,
	2022	2021
Accrued clinical trial and manufacturing costs	$4,340	$6,472
Accrued personnel costs	497	1,172
Other accrued liabilities	522	844
Total accrued liabilities	$5,359	$8,488